Trade Accounts Receivable, Net - Receivable From Coca-Cola (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Trade Accounts Receivable, Net
Additions (write-offs) of uncollectible accounts	$ (831)	$ (557)	$ (945)
The Coca-Cola company
Trade Accounts Receivable, Net
Contributions from related parties	$ 2,012	$ 2,450	$ 1,170